Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Minimum Lease Payment under Noncancelable Operating Leases

Future minimum lease payment obligations under the Company’s noncancelable operating leases at December 31, 2013 were as follows:

Operating leasing
Year ending December 31:
2014	$1,584
2015	1,536
2016	1,366
2017	95
2018 and thereafter	189

Total	$4,770